Intangible assets, net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,639	$ 18,691
Amortization	(5,782)	(8,548)
Impairment	0	(717)
Net book value	8,857	9,426
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,099	4,769
Amortization	(1,258)	(1,017)
Impairment	0
Net book value	3,841	3,752
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,530	2,391
Amortization	(2,853)	(1,433)
Impairment	0
Net book value	677	958
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	0	5,910
Amortization	0	(5,193)
Impairment	0	(717)
Net book value	0
Audio visual licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,010	5,621
Amortization	(1,671)	(905)
Impairment	0
Net book value	$ 4,339	$ 4,716